Stockholders' Equity (Details) - USD ($)	1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 20, 2019	Jun. 30, 2018	Jul. 25, 2017	Aug. 28, 2015	Jul. 25, 2015	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 08, 2021	May 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Aug. 09, 2019	Feb. 19, 2019
Stockholders' Equity (Details) [Line Items]
Warrants issued							52,632		3,388
Preferred stock, shares authorized							10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Thunder Bridge Acquisition Il, Ltd.[Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized						1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001
Percentage of ordinary shares outstanding						20.00%		20.00%
Ordinary shares, outstanding						8,625,000
Share price (in Dollars per share)													$ 9.5
Ordinary shares, outstanding						7,540,460
Founder Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Stockholders' Equity (Details) [Line Items]
Aggregate of founder shares to forfeiture	1,125,000
Class H units [Member]
Stockholders' Equity (Details) [Line Items]
Redeemed for a cash payment (in Dollars)							$ 900
Shares issued										4,500
Class A units [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued							911,500
Reserved of shares							185,000
Class C units [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued							300,000
Original issue price (in Dollars per share)							$ 10
Cash consideration (in Dollars)							$ 3,000
Reserved of shares							100,000
Class B units [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Increase of authorized, shares							243,000
Class B units [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Increase of authorized, shares							513,846
Class D units [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued					221,739
Original issue price (in Dollars per share)				$ 33.82	$ 33.82
Cash consideration (in Dollars)				$ 500	$ 7,215
Net of issuance costs (in Dollars)					$ 285
Additionla Issuance of shares				14,782
Class E units [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued			112,916
Original issue price (in Dollars per share)			$ 35.42
Cash consideration (in Dollars)			$ 3,963
Net of issuance costs (in Dollars)			$ 37
Class F units [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued		492,110
Original issue price (in Dollars per share)		$ 54.87
Cash consideration (in Dollars)		$ 26,790
Net of issuance costs (in Dollars)		$ 210
Class G units [Member]
Stockholders' Equity (Details) [Line Items]
Terms of debt agreements,description							In connection with entering into the term loan agreement with Trinity in March 2018, the Company issued an aggregate of 6,250 warrants with a strike price of $35.42 to purchase Class G units. In April 2018, as part of an amendment to the loan and security agreement, the Company issued warrants to PacWest to purchase 3,388 Class G units with a strike price of $35.42. On October 1, 2020, in connection with the new loan agreement with Trinity, the Company issued additional warrants to Trinity to purchase 1,844 Class G units at a strike price of $35.42 under the same terms and features as previously issued Class G warrants.
Class A Ordinary Shares [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares, authorized							250,000,000	250,000,000
Ordinary shares par value (in Dollars per share)							$ 0.0001	$ 0.0001
Ordinary shares, issued							101,482,466	38,255,490
Ordinary shares, outstanding							96,428,533	34,413,634
Class A Ordinary Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares, authorized						200,000,000		200,000,000
Ordinary shares par value (in Dollars per share)						$ 0.0001		$ 0.0001
Ordinary shares, issued								0			3,437,357
Ordinary shares, outstanding								0			3,437,357
Common stock subject to possible redemption						26,959,540		34,500,000			31,062,643	34,500,000
Ordinary shares, issued						7,540,460
Class A Ordinary Shares [Member] | Founder Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Stockholders' Equity (Details) [Line Items]
Share price (in Dollars per share)	$ 12
Class B Ordinary Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares, authorized						20,000,000		20,000,000
Ordinary shares par value (in Dollars per share)						$ 0.0001		$ 0.0001
Ordinary shares, issued						8,625,000		8,625,000			8,625,000	8,625,000
Ordinary shares, outstanding								8,625,000			8,625,000	8,625,000
Class B Ordinary Shares [Member] | Founder Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Stockholders' Equity (Details) [Line Items]
Shares issued														8,625,000
Aggregate founder shares	8,625,000
Share price (in Dollars per share)	$ 0.003
Aggregate price of founder shares (in Dollars)	$ 25,000
Issued and outstanding ordinary shares percentage	20.00%